Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of reconciliation of effective tax rate	These differences result from the following:

As at October 31	2024	2023
	$	$
Accounting Loss before income taxes	(4,404)	(48,596)
Canadian Statutory tax rate	23%	23%
Expected income tax recovery based on statutory rates	(1,013)	(11,177)

Increase (decrease) in taxes resulting from:
Non-deductible items	1,208	3,423
Change in tax rates and subsidiary rate differential	(342)	(1,077)
Revaluation of tax estimates	(1,844)	(1,374)
Change in unrecognized deferred tax assets	1,413	2,916
Other items	(15)	(355)
Tax expense (recovery)	(593)	(7,644)

Components of the Deferred tax
The following items constitute the components of the deferred tax:

For the years ended October 31	Deferred income tax asset (liability) beginning of year	Acquired business combination	Recognized in earnings	OCI	Deferred income tax asset (liability) end of year
	$	$	$	$	$
Capital assets	5,873	-	2,382	67	8,322
Goodwill	397	-	367	2	766
Intangible assets	(6,243)	-	2,008	(27)	(4,262)
Right-of-use assets/liabilities	1,151	-	(292)	(7)	852
Other	1,445	-	661	-	2,106
Non-capital loss carry-forwards	26,363	-	(3,094)	-	23,269
Tax benefits not recognized	(30,253)	-	(1,084)	-	(31,337)
Total	(1,267)	-	948	35	(284)